HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7%
	ADVERTISING & MARKETING - 0.2%
8,510	Trade Desk, Inc. (The), Class A(a)	$ 665,057

	AUTOMOTIVE - 4.1%
54,308	Tesla, Inc.(a)	13,588,948

	BEVERAGES - 1.9%
2,714	Coca-Cola Europacific Partners plc	169,571
16,065	Keurig Dr Pepper, Inc.	507,172
13,671	Monster Beverage Corporation(a)	723,879
28,910	PepsiCo, Inc.	4,898,510
		6,299,132
	BIOTECH & PHARMA - 3.1%
2,392	Alnylam Pharmaceuticals, Inc.(a)	423,623
10,174	Amgen, Inc.	2,734,365
2,686	Biogen, Inc.(a)	690,329
1,804	BioNTech S.E. - ADR(a)	195,987
23,650	Gilead Sciences, Inc.	1,772,331
6,181	Moderna, Inc.(a)	638,435
1,892	Regeneron Pharmaceuticals, Inc.(a)	1,557,040
2,537	Seagen, Inc.(a)	538,225
4,541	Vertex Pharmaceuticals, Inc.(a)	1,579,087
		10,129,422
	CABLE & SATELLITE - 1.4%
1,942	Charter Communications, Inc., Class A(a)	854,130
82,397	Comcast Corporation, Class A	3,653,483
		4,507,613
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,630	Cintas Corporation	784,046

	DIVERSIFIED INDUSTRIALS - 0.8%
13,291	Honeywell International, Inc.	2,455,380

	E-COMMERCE DISCRETIONARY - 5.3%
117,590	Amazon.com, Inc.(a)	14,948,040

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	E-COMMERCE DISCRETIONARY - 5.3% (Continued)
10,658	eBay, Inc.	$ 469,911
851	MercadoLibre, Inc.(a)	1,078,966
9,719	PDD Holdings, Inc. - ADR(a)	953,142
		17,450,059
	ELECTRIC UTILITIES - 0.8%
9,919	American Electric Power Company, Inc.	746,107
6,263	Constellation Energy Corporation	683,168
18,728	Exelon Corporation	707,731
10,749	Xcel Energy, Inc.	615,058
		2,752,064
	ENTERTAINMENT CONTENT - 0.7%
13,720	Activision Blizzard, Inc.	1,284,604
5,151	Electronic Arts, Inc.	620,180
44,498	Warner Bros Discovery, Inc.(a)	483,248
		2,388,032
	FOOD - 0.7%
15,217	Kraft Heinz Company (The)	511,900
25,973	Mondelez International, Inc., A	1,802,526
		2,314,426
	INDUSTRIAL SUPPORT SERVICES - 0.2%
10,519	Fastenal Company	574,758

	INTERNET MEDIA & SERVICES - 11.1%
6,633	Airbnb, Inc., CLASS A(a)	910,114
59,275	Alphabet, Inc., Class A(a)	7,756,727
58,821	Alphabet, Inc., Class C(a)	7,755,549
714	Booking Holdings, Inc.(a)	2,201,940
49,212	Meta Platforms, Inc., Class A(a)	14,773,935
8,396	Netflix, Inc.(a)	3,170,330
		36,568,595
	LEISURE FACILITIES & SERVICES - 0.9%
5,266	Marriott International, Inc., Class A	1,035,085
21,029	Starbucks Corporation	1,919,317
		2,954,402

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,385	Align Technology, Inc.(a)	$ 422,868
7,168	DexCom, Inc.(a)	668,774
1,510	IDEXX Laboratories, Inc.(a)	660,278
2,790	Illumina, Inc.(a)	383,011
6,621	Intuitive Surgical, Inc.(a)	1,935,253
		4,070,184
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
19,125	Baker Hughes Company	675,495

	RENEWABLE ENERGY - 0.1%
2,407	Enphase Energy, Inc.(a)	289,201

	RETAIL - CONSUMER STAPLES - 1.8%
9,287	Costco Wholesale Corporation	5,246,784
3,964	Dollar Tree, Inc.(a)	421,968
13,626	Walgreens Boots Alliance, Inc.	303,042
		5,971,794
	RETAIL - DISCRETIONARY - 0.8%
2,281	Lululemon Athletica, Inc.(a)	879,576
1,151	O'Reilly Automotive, Inc.(a)	1,046,098
6,367	Ross Stores, Inc.	719,153
		2,644,827
	SEMICONDUCTORS - 13.7%
30,682	Advanced Micro Devices, Inc.(a)	3,154,723
9,729	Analog Devices, Inc.	1,703,451
16,256	Applied Materials, Inc.	2,250,643
8,709	Broadcom, Inc.	7,233,521
1,340	GLOBALFOUNDRIES, Inc.(a)	77,975
80,203	Intel Corporation	2,851,217
2,682	KLA Corporation	1,230,126
2,600	Lam Research Corporation	1,629,602
15,486	Marvell Technology, Inc.	838,257
10,528	Microchip Technology, Inc.	821,710
21,042	Micron Technology, Inc.	1,431,487

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	SEMICONDUCTORS - 13.7% (Continued)
34,719	NVIDIA Corporation	$ 15,102,418
4,853	NXP Semiconductors N.V.	970,212
7,860	ON Semiconductor Corporation(a)	730,587
21,263	QUALCOMM, Inc.	2,361,469
17,473	Texas Instruments, Inc.	2,778,382
		45,165,780
	SOFTWARE - 15.7%
9,570	Adobe Systems, Inc.(a)	4,879,743
1,615	ANSYS, Inc.(a)	480,543
2,552	Atlassian Corp plc, CLASS A(a)	514,254
3,999	Autodesk, Inc.(a)	827,433
4,867	Cadence Design Systems, Inc.(a)	1,140,338
3,815	Crowdstrike Holdings, Inc., Class A(a)	638,555
4,824	Datadog, Inc., Class A(a)	439,418
12,730	Fortinet, Inc.(a)	746,996
5,206	Intuit, Inc.	2,659,954
113,750	Microsoft Corporation	35,916,562
5,232	Palo Alto Networks, Inc.(a)	1,226,590
2,813	Synopsys, Inc.(a)	1,291,083
3,684	Workday, Inc., Class A(a)	791,507
4,182	Zoom Video Communications, Inc., Class A(a)	292,489
		51,845,465
	TECHNOLOGY HARDWARE - 14.5%
251,089	Apple, Inc.	42,988,947
88,937	Cisco Systems, Inc.	4,781,253
		47,770,200
	TECHNOLOGY SERVICES - 1.8%
8,067	Automatic Data Processing, Inc.	1,940,759
10,433	Cognizant Technology Solutions Corporation, Class A	706,731
7,882	CoStar Group, Inc.(a)	606,047
6,090	Paychex, Inc.	702,360
22,371	PayPal Holdings, Inc.(a)	1,307,809
2,968	Verisk Analytics, Inc.	701,160
		5,964,866

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 82.7% (Continued)
	TELECOMMUNICATIONS - 0.5%
12,085	T-Mobile US, Inc.(a)	$ 1,692,504

	TRANSPORTATION & LOGISTICS - 0.6%
40,733	CSX Corporation	1,252,539
1,854	Old Dominion Freight Line, Inc.	758,546
		2,011,085
	TRANSPORTATION EQUIPMENT - 0.2%
8,842	PACCAR, Inc.	751,747

	WHOLESALE - DISCRETIONARY - 0.2%
16,286	Copart, Inc.(a)	701,764

	TOTAL COMMON STOCKS (Cost $265,517,065)	272,986,846

	EXCHANGE-TRADED FUND - 17.1%
	EQUITY - 17.1%
1,579,185	ProShares UltraPro QQQ (Cost $62,044,915)	56,250,570

	TOTAL INVESTMENTS - 99.8% (Cost $327,561,980)	$ 329,237,416
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	562,374
	NET ASSETS - 100.0%	$ 329,799,790

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.